Acquisitions (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Pro forma revenue	$ 5,963,000	$ 4,370,000	$ 13,770,000	$ 9,989,000	$ 25,996,000	$ 25,788,000
Pro forma net income	$ 358,000	$ 306,000	$ 1,194,000	$ 815,000	$ (148,100)	$ (232,400)
Pro forma net income (loss) per common share - basic and diluted (in dollars per share)	$ (0.03)	$ (0.03)	$ 0.02	$ (0.03)	$ (0.02)	$ (0.03)